Filed Pursuant to Rule 497(e)
Registration Nos.: 033-06502
033-08021
333-111662
333-11283
002-85370
333-32798

SUNAMERICA INCOME FUNDS

SUNAMERICA EQUITY FUNDS

SUNAMERICA SPECIALTY SERIES

SUNAMERICA SERIES, INC.

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(each, a “Registrant,” and collectively, the “Registrants”)

Supplement dated January 11, 2017 to each Registrant’s Prospectus and

Statement of Additional Information, as supplemented and amended to date

Effective as of February 28, 2017 (the “Effective Date”), SunAmerica Mutual Funds are being rebranded as “AIG Funds.” Accordingly, as of the Effective Date, all references to “SunAmerica Mutual Funds” in each Registrant’s Prospectus and Statement of Additional Information will be deleted and replaced with “AIG Funds,” and the names of each series of the Registrants included in the chart below (each, a “Fund,” and collectively, the “Funds”) will be changed to reflect the “New Fund Name.” SunAmerica Asset Management, LLC, the investment adviser to each Fund, will continue to serve as investment adviser of the Funds and will retain its current name. In addition, there will be no change in the Funds’ investment goals or strategies, portfolio managers, or ticker symbols in connection with the rebranding.

Current Fund Name	New Fund Name
SUNAMERICA EQUITY FUNDS
SunAmerica International Dividend Strategy Fund	AIG International Dividend Strategy Fund
SunAmerica Japan Fund	AIG Japan Fund

SUNAMERICA INCOME FUNDS
SunAmerica Flexible Credit Fund	AIG Flexible Credit Fund
SunAmerica Strategic Bond Fund	AIG Strategic Bond Fund
SunAmerica U.S. Government Securities Fund	AIG U.S. Government Securities Fund

SUNAMERICA MONEY MARKET FUNDS, INC.
SunAmerica Government Money Market Fund	AIG Government Money Market Fund

SUNAMERICA SENIOR FLOATING RATE FUND, INC.
SunAmerica Senior Floating Rate Fund, Inc.	AIG Senior Floating Rate Fund

SUNAMERICA SERIES, INC.
SunAmerica Active Allocation Portfolio	AIG Active Allocation Fund
Focused Dividend Strategy Portfolio	AIG Focused Dividend Strategy Fund
SunAmerica Multi-Asset Allocation Portfolio	AIG Multi-Asset Allocation Fund
SunAmerica Select Dividend Growth Portfolio	AIG Select Dividend Growth Fund
SunAmerica Strategic Value Portfolio	AIG Strategic Value Fund

SUNAMERICA SPECIALTY SERIES
SunAmerica Commodity Strategy Fund	AIG Commodity Strategy Fund
SunAmerica Global Trends Fund	AIG Global Trends Fund
SunAmerica Focused Alpha Growth Fund	AIG Focused Multi-Cap Growth Fund
SunAmerica Focused Alpha Large-Cap Fund	AIG Focused Alpha Large-Cap Fund
SunAmerica Income Explorer Fund	AIG Income Explorer Fund
SunAmerica Small-Cap Fund	AIG Small-Cap Fund

As reflected in the chart above, SunAmerica Focused Alpha Growth Fund will be renamed the AIG Focused Multi-Cap Growth Fund. This change will not result in any changes to the Fund’s investment goals and strategies. The 2020 High Watermark Fund, a series of SunAmerica Specialty Series, will not change its name.

In addition, as of the Effective Date, all references to the Funds’ website, www.safunds.com, in each Registrant’s Prospectus and Statement of Additional Information will be deleted and replaced with www.aig.com/funds.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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